Income tax	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income tax [Text Block]
11.	Income tax

a)	Tax expense

	Year ended December 31,
	2017	2016
	$	$
Current tax expense	1,301	1,531
Deferred tax expense	22,774	9,907
Total	24,075	11,438

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2017	2016
	$	$
Average statutory tax rate	26.00%	26.00%

Income (loss) before income taxes	30,722	(1,778)

Expected income tax expense (recovery)	7,988	(462)

Increase in income tax expense (recovery) resulting from:
Permanent differences	(184)	(22)
True-up prior year balances	3,688	(1,372)
Effect of differences in tax rate in foreign jurisdictions	3,214	180
Change in unrecognized tax assets	9,012	11,117
Withholding tax	1,301	1,531
Foreign exchange and other	(944)	466
Income tax expense	24,075	11,438

b)	Deferred tax liabilities and assets

The significant components of the Company’s deferred tax liabilities and assets are as follows:

	December 31, 2017	December 31, 2016
	$	$
Mineral properties, plant and equipment	(48,475)	(23,820)
Asset retirement provisions	6,694	4,813
Unrealized foreign exchange	-	(1,266)
Non-capital losses carried forward	-	1,266
	(41,781)	(19,007)
Deferred tax assets	6,694	6,079
Deferred tax liabilities	(48,475)	(25,086)
Net deferred tax balance	(41,781)	(19,007)

The Company has tax losses in Ghana of $65.0 million (2016 - $29.8 million), which expire between 2021 and 2022, and tax losses of $39.6 million (2016 - $25.9 million) in Canada which expire between 2028 and 2037. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2017	December 31, 2016
	$	$
Mineral, properties plant and equipment	11,440	23,068
Share issuance costs	302	619
Investment in associate	275	248
Asset retirement provision	4,083	-
Unrealized foreign exchange	(788)	-
Foreign exchange loss carried forward	509	709
Non-capital losses carried forward	33,464	15,630
Total	49,285	40,274

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at December 31, 2017 is $59.8 million (2016 - $58.8 million).